Financial Instruments - Summary of Increase (Decrease) in Loss Allowance for Trade Receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	¥ (651,414)
Impairment loss allowance, trade receivables at the end of the period	(808,025)	¥ (651,414)
Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	9,763	8,376
Impairment loss allowance, trade receivables at the end of the period	11,063	9,763
Bad debt provision calculated by simplified approach | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	5,207	3,833
Impairment loss allowance, trade receivables at the end of the period	6,079	5,207
Bad debt provision recognized to credit- impaired financial assets | Accumulated impairment losses
Disclosure of other provisions [line items]
Impairment loss allowance, trade receivables at the beginning of the period	4,556	4,543
Impairment loss allowance, trade receivables at the end of the period	4,984	4,556
Trade and other receivables | Accumulated impairment losses
Disclosure of other provisions [line items]
Increases	1,834	3,799
Decreases (written off)	(1,333)	(1,981)
Decreases (reversed)	(655)	(314)
Foreign currency translation differences	1,453	(117)
Trade and other receivables | Bad debt provision calculated by simplified approach | Accumulated impairment losses
Disclosure of other provisions [line items]
Increases	1,128	3,249
Decreases (written off)	(690)	(1,590)
Decreases (reversed)	(328)	(258)
Foreign currency translation differences	761	(26)
Trade and other receivables | Bad debt provision recognized to credit- impaired financial assets | Accumulated impairment losses
Disclosure of other provisions [line items]
Increases	707	550
Decreases (written off)	(643)	(391)
Decreases (reversed)	(327)	(56)
Foreign currency translation differences	¥ 691	¥ (91)